FINANCIAL STATEMENT SCHEDULE I - Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 1,611,026	$ 1,597,655	$ 1,381,757	$ 1,709,209
Bank deposits with original maturity over three months	724,736	110,616
Amount due from an affiliated company	1,175	1,079
Income tax receivable	62	15
Prepaid expenses and other current assets	61,324	69,254
Total current assets	3,020,161	3,502,961
TOTAL ASSETS	10,262,309	10,260,780	8,704,286
CURRENT LIABILITIES
Accrued expenses and other current liabilities	1,056,850	1,005,720
Income tax payable	3,487	6,621
Amount due to an affiliated company	2,464	3,626
Total current liabilities	1,211,017	1,315,004
OTHER LONG-TERM LIABILITIES	80,962	93,441
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of December 31, 2015 and 2014 and issued - 1,630,924,523 and 1,633,701,920 shares as of December 31, 2015 and 2014, respectively)	16,309	16,337
Additional paid-in capital	3,075,459	3,092,943
Accumulated other comprehensive losses	(21,934)	(17,149)
Retained earnings	1,270,074	1,227,177
Total Melco Crown Entertainment Limited shareholders' equity	4,339,633	4,286,141
TOTAL LIABILITIES AND EQUITY	10,262,309	10,260,780
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	18,850	7,708	$ 3,414	$ 2,887
Bank deposits with original maturity over three months	47,943	0
Amount due from an affiliated company	184	1,091
Amounts due from subsidiaries	150,323	238,090
Income tax receivable	62	0
Prepaid expenses and other current assets	3,823	7,565
Total current assets	221,185	254,454
INVESTMENTS IN SUBSIDIARIES	5,940,761	5,915,023
TOTAL ASSETS	6,161,946	6,169,477
CURRENT LIABILITIES
Accrued expenses and other current liabilities	3,270	2,920
Income tax payable	0	239
Amount due to an affiliated company	320	24
Amounts due to subsidiaries	184,549	183,872
Total current liabilities	188,139	187,055
ADVANCE FROM A SUBSIDIARY	1,634,005	1,696,090
OTHER LONG-TERM LIABILITIES	169	191
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of December 31, 2015 and 2014 and issued - 1,630,924,523 and 1,633,701,920 shares as of December 31, 2015 and 2014, respectively)	16,309	16,337
Treasury shares, at cost (12,935,230 and 17,684,386 shares as of December 31, 2015 and 2014, respectively)	(275)	(33,167)
Additional paid-in capital	3,075,459	3,092,943
Accumulated other comprehensive losses	(21,934)	(17,149)
Retained earnings	1,270,074	1,227,177
Total Melco Crown Entertainment Limited shareholders' equity	4,339,633	4,286,141
TOTAL LIABILITIES AND EQUITY	$ 6,161,946	$ 6,169,477